Annual Fund Operating Expenses - Xtrackers MSCI EAFE 50 Hedged Equity ETF - Xtrackers MSCI EAFE 50 Hedged Equity ETF	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%

[1]	Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.